PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5     PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

		December 31,
		2017	2018
		RMB	RMB
Prepaid expenses and other current assets:
Prepaid rental expenses		41,984	50,854
Interest receivable from time deposits		12,495	2,754
Prepaid security deposits	(a)	17,269	24,337
Prepaid advertising expenses		26,393	17,967
Prepaid value-added tax		17,644	18,777
Loans made to employees	(b)	12,698	37,586
Professional fee		11,528	10,020
Others	(c)	15,696	9,171
Total prepaid expenses and other current assets		155,707	171,466
(a)	Prepaid security deposits mainly included prepaid advertising deposits.
(b)	The Company provides short-term interest-free loans to employees for their purchase of residence or other personal needs.
(c)	Others mainly represent inventories, other deposits, and other miscellaneous prepaid expenses.